Financial Instruments (Schedule Of Changes In The Fair Value Of The Derivatives Not Designated As Hedging Instruments Recorded In The Consolidated Statements Of Income) (Detail) - Not Designated as Hedging Instrument - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, gain (loss), net	¥ (12,401)	¥ (2,051)	¥ (3,446)
Interest Rate Swap Agreements
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	¥ (99)	215	(432)
Currency Swap Agreement
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	¥ 15,286	1,244	(1,457)
Forward Exchange Contracts
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	¥ (28,667)	(1,083)	(1,613)
Currency Option Agreements
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	¥ 1,079	(2,572)	201
Forward Contracts
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net		¥ 145	¥ (145)